Debt - Summary of Senior Unsecured Notes Redemption Prices (Detail) (12% Senior Unsecured PIK Notes Due 2018 [Member])	12 Months Ended
Dec. 31, 2014
Year 1 [Member]
Debt Instrument, Redemption [Line Items]
Senior unsecured notes redemption price, percentage	106.00%
Year 2 [Member]
Debt Instrument, Redemption [Line Items]
Senior unsecured notes redemption price, percentage	103.00%
Year 3 and thereafter [Member]
Debt Instrument, Redemption [Line Items]
Senior unsecured notes redemption price, percentage	100.00%